Leases - Operating lease future minimum rent payments (Details)	Jun. 30, 2024 USD ($)
Operating Lease - Future minimum rent payments
Year ending December 31, 2024	$ 199,560
Year ending December 31, 2025	248,520
Year ending December 31, 2026	251,440
Year ending December 31, 2027	135,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	917,800
Less imputed interest	(223,383)
Present value of payments	$ 694,417